Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Jun. 20, 2020	Jun. 04, 2019
Commitments and Contingencies
Agreegate milestone payments		$ 500,000	$ 250,000
One-time financing transaction	$ 20,000,000
Approved employee bonuses	$ 305,200